Payden Absolute Return Bond Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (28%
)
1,000,000 AB BSL CLO Ltd. 2021-3A 144A, (3 mo.
LIBOR USD + 6.950%), 9.66%, 10/20/34 (a)(b) $ 877
1,600,000 AlbaCore Euro CLO I DAC 1A 144A, (3 mo.
EURIBOR + 3.250%), 3.25%, 10/18/34
EUR (a)(b)(c) 1,392
478,625 Allegro CLO II-S Ltd. 2014-1RA 144A, (3 mo.
LIBOR USD + 1.080%), 3.81%, 10/21/28 (a)(b) 473
3,000,000 Allegro CLO V Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 1.450%), 4.19%, 10/16/30 (a)(b) 2,916
2,100,000 Allegro CLO X Ltd. 2019-1A 144A, (3 mo.
LIBOR USD + 3.700%), 6.41%, 7/20/32 (a)(b) 1,987
800,000 Allegro CLO XII Ltd. 2020-1A 144A, (3 mo.
LIBOR USD + 3.600%), 6.33%, 1/21/32 (a)(b) 757
2,000,000 Ammc CLO Ltd. 2017-20A 144A, (3 mo.
LIBOR USD + 3.150%), 5.89%, 4/17/29 (a)(b) 1,932
1,300,000 Anchorage Capital CLO Ltd. 2018-10A 144A,
(3 mo. LIBOR USD + 5.750%), 8.26%,
10/15/31 (a)(b) 1,149
1,500,000 Arbor Realty Commercial Real Estate Notes Ltd.
2019-FL2 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.864%), 3.82%, 9/15/34 (a)
(b) 1,488
3,300,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450%),
2.87%, 1/15/37 (a)(b) 3,209
2,156,000 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 1,959
1,200,000 Ballyrock CLO Ltd. 2019-1A 144A, (3 mo.
LIBOR USD + 6.750%), 9.26%, 7/15/32 (a)(b) 1,114
1,350,000 Barings CLO Ltd. 2020-2A 144A, (3 mo. LIBOR
USD + 6.150%), 8.66%, 10/15/33 (a)(b) 1,220
320,326 BDS Ltd. 2019-FL4 144A, (1 mo. LIBOR USD
+ 1.100%), 3.10%, 8/15/36 (a)(b) 321
1,154,921 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 3.37%,
2/16/37 (a)(b) 1,156
2,350,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.464%), 3.57%,
2/16/37 (a)(b) 2,354
2,100,000 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.914%), 4.02%,
2/16/37 (a)(b) 2,069
2,650,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, (3 mo. LIBOR USD + 3.350%),
5.86%, 7/15/32 (a)(b) 2,465
1,300,000 Blackrock European CLO V DAC 5X, (3 mo.
EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (b)
(c)(d) 1,235
250,000 Bosphorus CLO V DAC 5A 144A, (3 mo.
EURIBOR + 1.010%), 1.01%, 12/12/32
EUR (a)(b)(c) 246
3,300,000 Bridgepoint CLO 2 DAC 2A 144A, (3 mo.
EURIBOR + 0.900%), 0.90%, 4/15/35 EUR (a)
(b)(c) 3,198
1,400,000 Bridgepoint CLO 3 DAC 3A 144A, (3 mo.
EURIBOR + 3.400%), 3.40%, 1/15/36 EUR (a)
(b)(c) 1,241
950,000 Bridgepoint CLO 3 DAC 3A 144A, (3 mo.
EURIBOR + 6.240%), 6.24%, 1/15/36 EUR (a)
(b)(c) 768
Principal
or Shares Security Description
Value
(000)
1,450,000 Cabinteely Park CLO DAC 1A 144A, (3 mo.
EURIBOR + 3.350%), 3.35%, 8/15/34 EUR (a)
(b)(c) $ 1,286
1,925,000 Carlyle CLO Ltd. C17A 144A, (3 mo. LIBOR
USD + 2.800%), 5.58%, 4/30/31 (a)(b) 1,811
2,800,000 Carlyle Global Market Strategies Euro CLO DAC
2015-2A 144A, (3 mo. EURIBOR + 0.940%),
0.94%, 11/10/35 EUR (a)(b)(c) 2,669
1,050,000 Carlyle U.S. CLO Ltd. 2019-3A 144A, (3 mo.
LIBOR USD + 6.750%), 9.46%, 10/20/32 (a)(b) 965
1,700,000 Carlyle U.S. CLO Ltd. 2021-11A 144A, (3 mo.
LIBOR USD + 6.400%), 9.18%, 1/25/33 (a)(b) 1,558
1,575,415 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,505
1,193,250 CARS-DB4 LP 2020-1A 144A, 3.19%,
2/15/50 (a) 1,138
2,800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 2,618
1,000,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 898
970,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 830
800,000 Cedar Funding X CLO Ltd. 2019-10A 144A,
(3 mo. LIBOR USD + 6.500%), 9.21%,
10/20/32 (a)(b) 734
1,450,000 Cedar Funding XIV CLO Ltd. 2021-14A
144A, (3 mo. LIBOR USD + 1.850%), 4.36%,
7/15/33 (a)(b) 1,362
350,000 CIFC Funding  Ltd. 2013-3RA 144A, (3 mo.
LIBOR USD + 2.900%), 5.68%, 4/24/31 (a)(b) 332
3,343,879 CLI Funding VIII LLC 2021-1A 144A, 1.64%,
2/18/46 (a) 2,988
943,145 CLI Funding VIII LLC 2021-1A 144A, 2.38%,
2/18/46 (a) 831
2,283,520 CLI Funding VIII LLC 2022-1A 144A, 2.72%,
1/18/47 (a) 2,087
2,100,000 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.014%),
5.18%, 8/20/35 (a)(b) 1,991
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(c) 2,407
300,000 CVC Cordatus Loan Fund III DAC 3A 144A,
(3 mo. EURIBOR + 2.550%), 2.55%, 8/15/32
EUR (a)(b)(c) 271
965,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 881
2,395,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 2,113
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 1,015
1,700,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 1,487
2,000,000 Diamond Issuer 2021-1A 144A, 3.79%,
11/20/51 (a) 1,721
1,777,500 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (a) 1,571
2,567,500 Domino's Pizza Master Issuer LLC 2021-1A
144A, 3.15%, 4/25/51 (a) 2,254
3,700,000 Drive Auto Receivables Trust 2019-2, 3.69%,
8/17/26  3,692
1,000,000 Drive Auto Receivables Trust 2019-3, 3.18%,
10/15/26  990

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,009,000 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) $ 1,860
1,061,500 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 1,027
1,920,750 Driven Brands Funding LLC 2020-2A 144A,
3.24%, 1/20/51 (a) 1,702
1,150,000 Dryden 112 CLO Ltd. 2022-112A 144A, (3
mo. Term Secured Overnight Financing Rate +
5.020%), 0.00%, 8/15/34 (a)(b)(e) 1,150
4,150,000 Dryden 36 Senior Loan Fund 2014-36A 144A, (3
mo. LIBOR USD + 1.450%), 3.96%, 4/15/29 (a)
(b) 4,033
650,000 Dryden 39 Euro CLO DAC 2015-39A 144A,
(3 mo. EURIBOR + 0.950%), 0.95%, 4/15/35
EUR (a)(b)(c) 626
3,700,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. LIBOR USD + 1.450%), 3.96%,
4/15/29 (a)(b) 3,587
945,000 First Investors Auto Owner Trust 2019-1A
144A, 3.55%, 4/15/25 (a) 942
2,000,000 First Investors Auto Owner Trust 2019-2A
144A, 2.80%, 12/15/25 (a) 1,969
2,700,000 Flagship Credit Auto Trust 2021-3 144A,
3.32%, 12/15/28 (a) 2,466
3,600,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.850%), 3.36%, 2/23/39 (a)(b) 3,488
3,100,000 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 3.76%, 2/23/39 (a)(b) 2,972
1,200,000 Galaxy XXVI CLO Ltd. 2018-26A 144A, (3 mo.
LIBOR USD + 5.850%), 7.35%, 11/22/31 (a)(b) 1,074
44,224 GPMT Ltd. 2019-FL2 144A, (1 mo. LIBOR
USD + 1.300%), 3.46%, 2/22/36 (a)(b) 44
600,000 GPMT Ltd. 2019-FL2 144A, (1 mo. LIBOR
USD + 1.600%), 3.76%, 2/22/36 (a)(b) 598
800,000 GPMT Ltd. 2019-FL2 144A, (1 mo. LIBOR
USD + 1.900%), 4.06%, 2/22/36 (a)(b) 793
2,300,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.400%), 4.40%, 9/15/37 (a)
(b) 2,233
2,000,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.750%), 4.75%, 9/15/37 (a)
(b) 1,938
1,000,000 Grippen Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 1.650%), 4.36%, 1/20/30 (a)(b) 969
229,199 Halcyon Loan Advisors Funding Ltd. 2015-2A
144A, (3 mo. LIBOR USD + 1.650%), 4.43%,
7/25/27 (a)(b) 228
250,000 Henley CLO I DAC 1A 144A, (3 mo. EURIBOR
+ 0.950%), 1.10%, 7/25/34 EUR (a)(b)(c) 241
3,797,027 ITE Rail Fund Levered LP 2021-3A 144A,
2.21%, 6/28/51 (a) 3,465
1,927,313 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,335
950,685 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 921
3,850,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 8.48%, 12/26/28 (a) 3,661
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 9.81%, 2/26/29 (a) 1,407
Principal
or Shares Security Description
Value
(000)
3,750,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
3.61%, 2/17/39 (a)(b) $ 3,637
434,337 LCM XVIII LP 19A 144A, (3 mo. LIBOR USD
+ 1.240%), 3.75%, 7/15/27 (a)(b) 432
950,000 LCM XVIII LP 19A 144A, (3 mo. LIBOR USD
+ 1.750%), 4.26%, 7/15/27 (a)(b) 939
612,160 LMREC Inc. 2019-CRE3 144A, (1 mo. LIBOR
USD + 1.400%), 3.61%, 12/22/35 (a)(b) 605
69,583 LoanCore Issuer Ltd. 2018-CRE1 144A, (1 mo.
LIBOR USD + 1.130%), 3.13%, 5/15/28 (a)(b) 70
1,300,000 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 1.500%), 3.50%, 5/15/36 (a)(b) 1,285
2,300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 3.750%), 5.75%, 7/15/36 (a)(b) 2,099
717,652 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 0.950%), 3.69%,
4/19/30 (a)(b) 708
1,340,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 5.59%,
4/19/30 (a)(b) 1,260
1,550,000 Madison Park Funding XXIV Ltd. 2016-24A
144A, (3 mo. Term Secured Overnight Financing
Rate + 4.112%), 6.59%, 10/20/29 (a)(b) 1,489
2,200,000 Madison Park Funding XXXIII Ltd. 2019-33A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.800%), 4.13%, 10/15/32 (a)(b) 2,116
2,981,176 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
LIBOR USD + 0.800%), 3.31%, 1/15/28 (a)(b) 2,944
2,000,000 Neuberger Berman Loan Advisers CLO Ltd.
2020-37A 144A, (3 mo. LIBOR USD +
2.850%), 5.56%, 7/20/31 (a)(b) 1,870
4,000,000 Neuberger Berman Loan Advisers CLO
Ltd. 2019-34A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.240%), 3.72%,
1/20/35 (a)(b) 3,921
3,100,000 Neuberger Berman Loan Advisers CLO
Ltd. 2019-34A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.750%), 4.23%,
1/20/35 (a)(b) 2,981
1,000,000 NLY Commercial Mortgage Trust 2019-FL2
144A, (1 mo. LIBOR USD + 1.600%), 3.60%,
2/15/36 (a)(b) 991
2,700,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 3.39%, 11/20/50 (a) 2,565
1,900,000 Oak Street Investment Grade Net Lease Fund
Series 2021-1A 144A, 2.80%, 1/20/51 (a) 1,754
2,350,000 OCP CLO Ltd. 2013-4A 144A, (3 mo. LIBOR
USD + 1.450%), 4.23%, 4/24/29 (a)(b) 2,293
1,400,000 OCP CLO Ltd. 2017-13A 144A, (3 mo. LIBOR
USD + 0.960%), 3.47%, 7/15/30 (a)(b) 1,379
2,200,000 OCP CLO Ltd. 2017-13A 144A, (3 mo. LIBOR
USD + 3.100%), 5.61%, 7/15/30 (a)(b) 2,080
400,000 OCP CLO Ltd. 2014-5A 144A, (3 mo. LIBOR
USD + 2.900%), 5.67%, 4/26/31 (a)(b) 342
2,000,000 OCP CLO Ltd. 2019-17A 144A, (3 mo. LIBOR
USD + 6.500%), 9.21%, 7/20/32 (a)(b) 1,814
1,250,000 OCP CLO Ltd. 2020-19A 144A, (3 mo. LIBOR
USD + 6.500%), 9.21%, 10/20/34 (a)(b) 1,098
1,100,000 OneMain Financial Issuance Trust 2019-1A
144A, 4.22%, 2/14/31 (a) 1,098

Principal
or Shares Security Description
Value
(000)
2,200,000 Palmer Square European CLO DAC 2022-1A
144A, (3 mo. EURIBOR + 3.300%), 3.34%,
1/21/35 EUR (a)(b)(c) $ 1,896
1,925,000 Planet Fitness Master Issuer LLC 2018-1A 144A,
4.67%, 9/05/48 (a) 1,881
1,800,000 Providus CLO IV DAC 4A 144A, (3 mo.
EURIBOR + 0.820%), 0.87%, 4/20/34 EUR (a)
(b)(c) 1,747
3,700,000 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 1.400%), 3.91%, 1/15/29 (a)(b) 3,573
900,000 Regatta XXI Funding Ltd. 2021-3A 144A,
(3 mo. LIBOR USD + 6.750%), 9.46%,
10/20/34 (a)(b) 823
2,899,697 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 2,872
1,721,695 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 7.38%, 5/15/32 (a) 1,706
1,300,000 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 9.97%, 5/15/32 (a) 1,292
1,039,062 Santander Drive Auto Receivables Trust 2019-2,
3.22%, 7/15/25  1,034
197,865 Shackleton CLO Ltd. 2015-8A 144A, (3 mo.
LIBOR USD + 0.920%), 3.63%, 10/20/27 (a)(b) 196
2,200,000 Sound Point Euro CLO III Funding DAC 3X,
(3 mo. EURIBOR + 0.950%), 0.95%, 4/15/33
EUR (b)(c)(d) 2,135
1,800,000 St Pauls CLO II DAC 2A 144A, (3 mo.
EURIBOR + 3.700%), 3.85%, 10/25/35
EUR (a)(b)(c) 1,604
3,450,000 St Paul's CLO XII DAC 12A 144A, (3 mo.
EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)
(b)(c) 3,379
2,400,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 2,211
3,500,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 3,171
1,357,864 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
3.30%, 7/15/38 (a)(b) 1,347
264,375 Symphony CLO XIV Ltd. 2014-14A 144A, (3
mo. LIBOR USD + 0.950%), 3.43%, 7/14/26 (a)
(b) 263
1,004,141 Symphony CLO XVII Ltd. 2016-17A 144A, (3
mo. LIBOR USD + 0.880%), 3.39%, 4/15/28 (a)
(b) 993
2,450,000 Symphony CLO XVII Ltd. 2016-17A 144A, (3
mo. LIBOR USD + 2.650%), 5.16%, 4/15/28 (a)
(b) 2,390
500,000 Symphony CLO XVII Ltd. 2016-17X, (3 mo.
LIBOR USD + 2.650%), 5.16%, 4/15/28 (b)(d) 488
1,050,000 Symphony CLO XXIII Ltd. 2020-23A 144A, (3
mo. LIBOR USD + 6.150%), 8.66%, 1/15/34 (a)
(b) 969
1,000,000 Symphony CLO XXIX Ltd. 2021-29A 144A, (3
mo. LIBOR USD + 6.250%), 8.76%, 1/15/34 (a)
(b) 911
2,755,000 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (a) 2,769
3,990,000 Textainer Marine Containers VII Ltd. 2021-1A
144A, 1.68%, 2/20/46 (a) 3,537
2,000,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. LIBOR USD + 3.500%), 6.01%,
4/15/31 (a)(b) 1,873
Principal
or Shares Security Description
Value
(000)
2,205,393 Trinity Rail Leasing LLC 2021-1A 144A, 2.26%,
7/19/51 (a) $ 1,959
950,000 Trinity Rail Leasing LLC 2021-1A 144A, 3.08%,
7/19/51 (a) 832
3,340,630 TRP LLC 2021-1 144A, 2.07%, 6/19/51 (a) 3,002
3,000,000 TRTX Issuer Ltd. 2022-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 3.07%, 2/15/39 (a)(b) 2,927
2,400,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 2,195
2,300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 2,132
2,144,893 Venture XVII CLO Ltd. 2014-17A 144A, (3 mo.
LIBOR USD + 0.880%), 3.39%, 4/15/27 (a)(b) 2,115
2,500,000 Vibrant CLO VII Ltd. 2017-7A 144A, (3 mo.
LIBOR USD + 1.040%), 3.75%, 9/15/30 (a)(b) 2,455
3,600,000 VMC Finance LLC 2022-FL5 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.900%), 3.34%, 2/18/39 (a)(b) 3,549
2,800,000 Voya CLO Ltd. 2019-1A 144A, (3 mo. LIBOR
USD + 1.060%), 3.57%, 4/15/31 (a)(b) 2,757
2,000,000 Voya Euro CLO V DAC 5A 144A, (3 mo.
EURIBOR + 2.150%), 2.15%, 4/15/35 EUR (a)
(b)(c) 1,801
1,050,420 Wendy's Funding LLC 2019-1A 144A, 3.78%,
6/15/49 (a) 1,014
3,069,000 Wendy's Funding LLC 2021-1A 144A, 2.37%,
6/15/51 (a) 2,639
1,202,109 Westlake Automobile Receivables Trust 2019-
1A 144A, 3.67%, 3/15/24 (a) 1,202
3,400,000 Westlake Automobile Receivables Trust 2019-
3A 144A, 2.72%, 11/15/24 (a) 3,378
3,800,000 Westlake Automobile Receivables Trust 2021-
1A 144A, 2.33%, 8/17/26 (a) 3,517
5,000,000 Westlake Automobile Receivables Trust 2021-
2A 144A, 2.38%, 3/15/27 (a) 4,619
3,800,000 Westlake Automobile Receivables Trust 2022-
2A 144A, 5.48%, 9/15/27 (a) 3,804
2,686,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 2,384
2,475,000 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 2,169
Total Asset Backed (Cost - $281,976)
262,540
Bank Loans(f) (3%
)
1,074,117 Beacon Roofing Supply Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 4.62%,
5/19/28  1,038
2,000,000 Coral U.S. Co-Borrower LLC Term Loan B6
1L, (LIBOR USD 1-Month + 3.000%), 5.00%,
10/01/29  1,954
1,321,688 Crocs Inc. Term Loan B 1L, (TSFR USD
1-Month + 3.500%), 4.45%, 2/19/29  1,248
1,958,250 DirectV Financing LLC Term Loan 1L, (LIBOR
USD 1-Month + 5.000%), 7.37%, 8/02/27  1,856
900,000 Froneri Lux Finco Sarl Term Loan B 1L, (3 mo.
EURIBOR + 2.375%), 3.01%, 1/31/27 EUR (c) 854
2,181,676 Graham Packaging Co. Inc. Term Loan 1L,
(LIBOR USD 1-Month + 3.000%), 5.37%,
8/04/27  2,110
1,592,000 Gray Television Inc. Term Loan D 1L, (LIBOR
USD 1-Month + 3.000%), 4.71%, 12/01/28  1,561
2,474,874 Jane Street Group LLC Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 5.12%, 1/26/28  2,431

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,097,250 Medline Borrower LP Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 5.62%, 10/21/28  $ 1,051
2,323,563 MIC Glen LLC Term Loan 1L, (LIBOR USD
1-Month + 3.500%), 5.87%, 10/14/28  2,184
914,760 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.500%), 3.79%,
9/22/28  901
1,691,500 U.S. Foods Inc. Term Loan B 1L, (LIBOR USD
3-Month + 2.750%), 4.32%, 11/22/28  1,659
2,410,704 United Natural Foods Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 3.250%), 5.58%,
10/22/25  2,386
2,487,500 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 5.62%, 8/03/28  2,377
1,257,538 Wyndham Hotels & Resorts Inc. Term Loan B
1L, (LIBOR USD 3-Month + 1.750%), 4.12%,
5/30/25  1,244
Total Bank Loans (Cost - $25,735)
24,854
Commercial Paper(e) (3%
)
9,000,000 DBS Group Holdings Ltd. , 2.46%, 10/07/22  8,954
9,000,000 Mitsubishi UFJ Trust & Banking Corp. , 2.48%,
10/04/22  8,958
9,000,000 PSP Capital Inc. , 2.46%, 10/05/22  8,957
Total Commercial Paper (Cost - $26,880)
26,869
Corporate Bond (27%
)
5,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (d) 4,801
300,000 AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
GBP (a)(c) 329
1,900,000 Aker BP ASA 144A, 2.00%, 7/15/26 (a) 1,730
1,325,000 Albion Financing 1 Sarl/Aggreko Holdings Inc. ,
5.25%, 10/15/26 EUR (c)(d) 1,192
600,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 530
1,900,000 Ameren Corp. , 1.95%, 3/15/27  1,739
1,800,000 American Express Co. , 3.38%, 5/03/24  1,798
1,900,000 American Express Co. , 2.25%, 3/04/25  1,842
1,100,000 American Medical Systems Europe BV , 1.38%,
3/08/28 EUR (c) 1,088
1,900,000 American Tower Corp. , 1.45%, 9/15/26  1,701
400,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
4.00%, 9/01/29 (a) 345
2,000,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 2,003
310,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 8.25%, 12/31/28 (a) 303
400,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 5.88%, 6/30/29 (a) 352
1,700,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 1,711
1,200,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(b)(d) 1,080
3,300,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.650%), 1.53%, 12/06/25 (b) 3,096
3,200,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.750%), 4.83%, 7/22/26 (b) 3,255
1,450,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.960%), 1.73%, 7/22/27 (b) 1,316
2,550,000 Bank of America Corp. , (3 mo. EURIBOR +
0.760%), 0.58%, 8/24/28 EUR (b)(c)(d) 2,399
Principal
or Shares Security Description
Value
(000)
1,600,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) $ 1,459
2,000,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  1,972
1,100,000 Block Inc. , 3.50%, 6/01/31  954
600,000 BRF SA , 4.88%, 1/24/30 (d) 527
1,400,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (a) 1,398
600,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (a) 534
950,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (a) 805
1,500,000 CDW LLC/CDW Finance Corp. , 2.67%,
12/01/26  1,368
1,400,000 Cemex SAB de CV , 7.38%, 6/05/27 (d) 1,423
2,400,000 Cemex SAB de CV , 3.88%, 7/11/31 (d) 1,932
2,800,000 Centene Corp. , 3.38%, 2/15/30  2,548
1,500,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 1,422
1,020,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.75%,
2/15/28  965
2,100,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 1,449
2,800,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.694%), 2.01%, 1/25/26 (b) 2,660
2,500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.770%), 1.46%, 6/09/27 (b) 2,252
1,500,000 Cobra AcquisitionCo LLC 144A, 6.38%,
11/01/29 (a) 1,126
1,415,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (a) 1,422
2,000,000 Corebridge Financial Inc. 144A, 3.50%,
4/04/25 (a) 1,958
595,000 Coty Inc. 144A, 6.50%, 4/15/26 (a)(g) 583
1,900,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.219%), 2.31%, 11/16/27 (b) 1,652
1,800,000 DISH DBS Corp. 144A, 5.25%, 12/01/26 (a) 1,560
1,250,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)
(c)(e) 1,099
1,700,000 Ecopetrol SA , 6.88%, 4/29/30  1,623
1,050,000 EIG Pearl Holdings Sarl , 3.55%, 8/31/36 (d) 920
1,700,000 EIG Pearl Holdings Sarl 144A, 3.55%,
8/31/36 (a) 1,489
900,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(d) 826
1,400,000 Energean Israel Finance Ltd. 144A, 5.38%,
3/30/28 (a)(d) 1,239
2,235,000 EQT Corp. , 6.13%, 2/01/25  2,330
1,700,000 Equinix Inc. , 1.45%, 5/15/26  1,549
1,225,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 4.63%,
1/15/29 (a) 1,145
1,550,000 First Abu Dhabi Bank PJSC , 0.88%, 12/09/25
GBP (c)(d) 1,731
1,100,000 FMG Resources August 2006 Pty Ltd. 144A,
5.13%, 5/15/24 (a) 1,111
1,400,000 FMG Resources August 2006 Pty Ltd. 144A,
5.88%, 4/15/30 (a) 1,338
1,400,000 Ford Motor Credit Co. LLC , 4.95%, 5/28/27  1,378
1,100,000 Freeport Indonesia PT 144A, 5.32%, 4/14/32 (a) 1,034
1,275,000 Freeport-McMoRan Inc. , 4.38%, 8/01/28  1,211
2,000,000 FS KKR Capital Corp. , 1.65%, 10/12/24  1,855

Principal
or Shares Security Description
Value
(000)
1,600,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) $ 1,531
900,000 General Motors Co. , 5.40%, 10/02/23  916
1,000,000 General Motors Co. , 6.13%, 10/01/25  1,052
1,950,000 General Motors Financial Co. Inc. , 2.90%,
2/26/25  1,896
1,000,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.00%, 1/15/27  983
2,500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.913%), 1.95%,
10/21/27 (b) 2,282
4,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.114%), 2.64%,
2/24/28 (b) 4,289
1,500,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  1,451
1,200,000 Grifols Escrow Issuer SA 144A, 3.88%, 10/15/28
EUR (a)(c) 1,071
2,300,000 HCA Inc. , 5.38%, 9/01/26  2,375
1,725,000 Heathrow Funding Ltd. , 1.50%, 10/12/25
EUR (c)(d) 1,732
865,000 Hyatt Hotels Corp. , 1.30%, 10/01/23  838
1,100,000 Hyatt Hotels Corp. , 1.80%, 10/01/24  1,042
1,400,000 Hyundai Capital America 144A, 2.00%,
6/15/28 (a) 1,200
2,700,000 Intercontinental Exchange Inc. , 3.65%, 5/23/25  2,720
2,600,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(d) 2,463
3,000,000 IRB Holding Corp. 144A, 7.00%, 6/15/25 (a) 3,072
2,500,000 Jabil Inc. , 4.25%, 5/15/27  2,476
2,000,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 3.75%, 12/01/31 (a) 1,687
3,000,000 JDE Peet's NV 144A, 1.38%, 1/15/27 (a) 2,629
4,500,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.915%), 2.60%, 2/24/26 (b) 4,325
1,500,000 Kallpa Generacion SA , 4.13%, 8/16/27 (d) 1,375
2,700,000 KeyCorp , (U.S. Secured Overnight Financing
Rate + 1.250%), 3.88%, 5/23/25 (b) 2,694
320,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A, 4.75%, 6/01/27 (a) 321
1,100,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 935
2,050,000 LA Construccion SA 144A, 4.75%, 2/07/32 (a) 1,555
2,100,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.995%), 1.94%,
4/14/28 (a)(b) 1,848
2,900,000 Magallanes Inc. 144A, 3.43%, 3/15/24 (a) 2,857
1,200,000 Medline Borrower LP 144A, 3.88%, 4/01/29 (a) 1,086
1,500,000 Meritage Homes Corp. 144A, 3.88%, 4/15/29 (a) 1,324
4,500,000 Mexico City Airport Trust , 4.25%, 10/31/26 (d) 4,249
3,130,000 Microchip Technology Inc. , 4.25%, 9/01/25  3,120
2,000,000 Minejesa Capital BV , 4.63%, 8/10/30 (d) 1,838
1,450,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.700%), 4.79%, 7/18/25 (b) 1,467
1,280,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.750%), 1.54%, 7/20/27 (b) 1,145
1,700,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(d) 1,509
2,200,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.940%), 2.63%, 2/18/26 (b) 2,121
2,100,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.879%), 1.59%, 5/04/27 (b) 1,914
2,600,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.858%), 1.51%, 7/20/27 (b) 2,349
Principal
or Shares Security Description
Value
(000)
2,300,000 Morgan Stanley , (3 mo. EURIBOR + 0.698%),
0.41%, 10/29/27 EUR (b)(c) $ 2,176
1,150,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) 1,248
1,050,000 National Fuel Gas Co. , 5.50%, 1/15/26  1,075
950,000 NBM U.S. Holdings Inc. , 7.00%, 5/14/26 (d) 955
1,200,000 NBM U.S. Holdings Inc. , 6.63%, 8/06/29 (d) 1,173
2,700,000 NextEra Energy Capital Holdings Inc. , 2.94%,
3/21/24  2,677
345,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 341
3,100,000 NTT Finance Corp. 144A, 4.24%, 7/25/25 (a) 3,155
1,400,000 OneMain Finance Corp. , 7.13%, 3/15/26  1,358
2,200,000 Open Text Corp. 144A, 3.88%, 12/01/29 (a) 1,985
3,200,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (a) 2,907
900,000 Owl Rock Capital Corp. , 3.40%, 7/15/26  811
535,000 PBF Holding Co. LLC/PBF Finance Corp. ,
7.25%, 6/15/25  529
2,800,000 PDC Energy Inc. , 5.75%, 5/15/26  2,741
1,525,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 1,504
1,800,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 1.20%, 11/15/25 (a) 1,624
1,500,000 Petroleos Mexicanos , (3 mo. EURIBOR +
2.400%), 2.05%, 8/24/23 EUR (b)(c)(d) 1,499
1,000,000 Petroleos Mexicanos , 3.75%, 2/21/24 EUR (c)
(d)(e) 997
1,300,000 Petroleos Mexicanos , 6.88%, 10/16/25  1,276
2,200,000 Petroleos Mexicanos , 6.75%, 9/21/47  1,510
1,600,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 1,380
1,100,000 Public Storage , 1.95%, 11/09/28  979
200,000 Renesas Electronics Corp. 144A, 2.17%,
11/25/26 (a) 180
1,800,000 Rogers Communications Inc. 144A, 2.95%,
3/15/25 (a) 1,772
1,335,000 Royal Bank of Canada , 1.20%, 4/27/26  1,218
1,500,000 Royalty Pharma PLC , 1.75%, 9/02/27  1,331
4,000,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,632
2,000,000 Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a) 1,987
2,500,000 Southern Co. , 4.48%, 8/01/24  2,524
2,500,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 2,217
1,500,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 1,381
2,500,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 2.55%,
3/10/25 (a) 2,422
2,800,000 Take-Two Interactive Software Inc. , 3.30%,
3/28/24  2,785
1,100,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(c) 840
1,000,000 Tapestry Inc. , 3.05%, 3/15/32  839
1,000,000 Telefonica Moviles Chile SA 144A, 3.54%,
11/18/31 (a) 866
606,000 Tenet Healthcare Corp. , 4.63%, 7/15/24  606
1,100,000 Tenet Healthcare Corp. 144A, 4.63%,
6/15/28 (a) 1,040
1,500,000 Tenet Healthcare Corp. 144A, 6.13%,
6/15/30 (a) 1,517
1,000,000 T-Mobile USA Inc. , 2.40%, 3/15/29  892
3,800,000 T-Mobile USA Inc. , 3.38%, 4/15/29  3,554
2,900,000 Toyota Motor Credit Corp. , 3.95%, 6/30/25  2,945
225,000 Transocean Inc. 144A, 7.25%, 11/01/25 (a) 163
1,520,000 Transocean Inc. 144A, 7.50%, 1/15/26 (a) 1,038

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,800,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) $ 2,478
2,390,000 U.S. Foods Inc. 144A, 6.25%, 4/15/25 (a) 2,438
805,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 811
2,200,000 United Rentals North America Inc. , 3.88%,
11/15/27  2,109
2,600,000 VICI Properties LP , 4.38%, 5/15/25  2,574
2,100,000 Vistra Operations Co. LLC 144A, 5.13%,
5/13/25 (a) 2,102
3,890,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 3.53%, 3/24/28 (b) 3,762
2,000,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.980%), 4.81%, 7/25/28 (b) 2,048
2,500,000 Willis North America Inc. , 4.65%, 6/15/27  2,522
1,400,000 Workday Inc. , 3.80%, 4/01/32  1,337
Total Corporate Bond (Cost - $268,718)
254,024
Foreign Government (7%
)
2,850,000 Colombia Government International Bond ,
4.50%, 1/28/26  2,737
4,250,000 Colombia Government International Bond ,
4.50%, 3/15/29  3,859
1,000,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a) 839
600,000 Corp. Financiera de Desarrollo SA , 2.40%,
9/28/27 (d) 503
3,200,000 Dominican Republic International Bond , 6.00%,
7/19/28 (d) 3,102
3,500,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 3,256
1,950,000 Egypt Government International Bond , 4.75%,
4/11/25 EUR (c)(d) 1,581
1,900,000 Egypt Government International Bond , 4.75%,
4/16/26 EUR (c)(d) 1,350
1,985,000 Guatemala Government Bond , 4.50%,
5/03/26 (d) 1,991
2,580,000 Guatemala Government Bond , 4.90%,
6/01/30 (d) 2,540
1,050,000 Guatemala Government Bond 144A, 3.70%,
10/07/33 (a) 876
450,000 Guatemala Government Bond , 4.65%,
10/07/41 (d) 368
2,600,000 Indonesia Government International Bond ,
0.90%, 2/14/27 EUR (c) 2,420
6,150,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (d) 5,574
2,600,000 Jordan Government International Bond , 4.95%,
7/07/25 (d) 2,429
1,580,000 Mongolia Government International Bond 144A,
5.63%, 5/01/23 (a) 1,554
1,000,000 Mongolia Government International Bond 144A,
5.13%, 4/07/26 (a) 893
700,000 Mongolia Government International Bond ,
5.13%, 4/07/26 (d) 625
1,980,000 Mongolia Government International Bond 144A,
3.50%, 7/07/27 (a) 1,599
1,000,000 Nigeria Government International Bond , 6.38%,
7/12/23 (d) 987
900,000 Nigeria Government International Bond , 7.63%,
11/21/25 (d) 801
1,575,000 Nigeria Government International Bond , 6.50%,
11/28/27 (d) 1,192
Principal
or Shares Security Description
Value
(000)
1,500,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) $ 1,165
2,950,000 Oman Government International Bond , 5.63%,
1/17/28 (d) 2,948
750,000 Oman Government International Bond , 6.25%,
1/25/31 (d) 749
1,900,000 Paraguay Government International Bond 144A,
3.85%, 6/28/33 (a) 1,729
1,500,000 Paraguay Government International Bond ,
3.85%, 6/28/33 (d) 1,365
39,600,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 2,096
2,350,000 Republic of South Africa Government
International Bond , 5.88%, 4/20/32  2,186
3,900,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (d) 3,413
1,380,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 1,017
1,100,000 Romanian Government International Bond ,
3.62%, 5/26/30 EUR (c)(d) 978
1,300,000 Romanian Government International Bond
144A, 1.75%, 7/13/30 EUR (a)(c) 995
1,100,000 Romanian Government International Bond ,
2.12%, 7/16/31 EUR (c)(d) 847
3,290,000 Senegal Government International Bond , 4.75%,
3/13/28 EUR (c)(d) 2,773
3,250,000 Serbia International Bond 144A, 1.00%, 9/23/28
EUR (a)(c) 2,558
2,000,000 Serbia International Bond , 1.00%, 9/23/28
EUR (c)(d) 1,574
Total Foreign Government (Cost - $74,895)
67,469
Mortgage Backed (27%
)
3,300,000 280 Park Avenue Mortgage Trust 2017-280P
144A, (1 mo. LIBOR USD + 1.536%), 3.41%,
9/15/34 (a)(b) 3,064
1,208,586 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 0.830%), 2.99%,
12/18/37 (a)(b) 1,192
600,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 1.750%), 3.91%,
12/18/37 (a)(b) 592
1,000,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 2.600%), 4.76%,
12/18/37 (a)(b) 977
1,900,000 BAMLL Commercial Mortgage Securities Trust
2015-200P 144A, 3.60%, 4/14/33 (a)(h) 1,765
1,808,000 BBCMS Mortgage Trust 2018-TALL 144A, (1
mo. LIBOR USD + 0.971%), 2.97%, 3/15/37 (a)
(b) 1,695
3,000,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.850%), 4.85%,
9/15/36 (a)(b) 2,786
1,020,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.800%), 3.80%,
10/15/36 (a)(b) 994
1,657,500 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.000%), 4.00%,
10/15/36 (a)(b) 1,602
2,550,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.300%), 4.30%,
10/15/36 (a)(b) 2,454

Principal
or Shares Security Description
Value
(000)
2,458,623 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.100%), 4.10%,
10/15/37 (a)(b) $ 2,367
1,341,067 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.750%), 4.75%,
10/15/37 (a)(b) 1,254
3,300,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 1.952%), 3.95%,
5/15/38 (a)(b) 3,070
900,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 3.952%), 5.95%,
5/15/38 (a)(b) 854
893,234 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 2.350%), 4.35%,
6/15/38 (a)(b) 825
2,987,079 BX Commercial Mortgage Trust 2021-XL2
144A, (1 mo. LIBOR USD + 3.890%), 5.89%,
10/15/38 (a)(b) 2,808
2,427,945 BX Commercial Mortgage Trust 2022-LP2
144A, (1 mo. Term Secured Overnight Financing
Rate + 4.106%), 6.21%, 2/15/39 (a)(b) 2,240
2,050,000 BX Trust 2021-LGCY 144A, (1 mo. LIBOR
USD + 3.193%), 5.19%, 10/15/23 (a)(b) 1,865
2,900,000 BX Trust 2018-GW 144A, (1 mo. LIBOR USD
+ 2.420%), 4.42%, 5/15/35 (a)(b) 2,751
3,250,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 2.594%), 4.59%, 10/15/36 (a)(b) 3,009
2,450,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.064%),
4.02%, 2/15/38 (a)(b) 2,307
3,600,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
4.12%, 2/15/38 (a)(b) 3,359
799,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. LIBOR USD + 3.250%), 5.25%,
12/15/37 (a)(b) 764
15,458,211 Cantor Commercial Real Estate Lending 2019-
CF1, 1.14%, 5/15/52 (h) 830
2,800,000 Cassia SRL 2022-1A 144A, (3 mo. EURIBOR +
2.500%), 2.50%, 5/22/34 EUR (a)(b)(c) 2,795
2,209,317 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.120%), 3.12%,
6/15/34 (a)(b) 2,160
2,580,514 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.500%), 3.50%,
6/15/34 (a)(b) 2,499
3,314,968 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 4.05%,
6/15/34 (a)(b) 3,143
1,588,009 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 4.35%,
6/15/34 (a)(b) 1,499
1,042,131 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.608%), 4.61%,
6/15/34 (a)(b) 951
2,811,353 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.100%), 4.10%, 11/15/37 (a)(b) 2,736
1,965,981 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.766%), 4.76%, 11/15/37 (a)(b) 1,909
1,867,682 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 3.492%), 5.49%, 11/15/37 (a)(b) 1,780
1,400,000 COMM Mortgage Trust 2015-3BP 144A,
3.24%, 2/10/35 (a)(h) 1,295
Principal
or Shares Security Description
Value
(000)
3,572,000 Connecticut Avenue Securities Trust 2018-R07
144A, (1 mo. LIBOR USD + 4.350%), 6.61%,
4/25/31 (a)(b) $ 3,629
5,600,000 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 4.350%), 6.61%,
7/25/31 (a)(b) 5,616
2,300,000 Connecticut Avenue Securities Trust 2019-R02
144A, (1 mo. LIBOR USD + 4.150%), 6.41%,
8/25/31 (a)(b) 2,302
96,172 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
9/25/31 (a)(b) 96
2,650,000 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 4.100%), 6.36%,
9/25/31 (a)(b) 2,660
3,998,283 Connecticut Avenue Securities Trust 2019-R04
144A, (1 mo. LIBOR USD + 5.250%), 7.51%,
6/25/39 (a)(b) 4,094
8,181,790 Connecticut Avenue Securities Trust 2019-R05
144A, (1 mo. LIBOR USD + 4.100%), 6.36%,
7/25/39 (a)(b) 8,163
286,495 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 4.36%,
9/25/39 (a)(b) 287
6,050,000 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 3.400%), 5.66%,
10/25/39 (a)(b) 5,823
4,164,967 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
11/25/39 (a)(b) 4,079
3,740,006 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 2.000%), 4.26%,
1/25/40 (a)(b) 3,705
3,061,320 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 4.31%,
1/25/40 (a)(b) 3,063
3,900,000 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 3.000%), 5.26%,
1/25/40 (a)(b) 3,446
3,550,000 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 3.250%), 5.51%,
1/25/40 (a)(b) 3,229
3,425,076 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 2.51%,
12/25/41 (a)(b) 3,353
1,074,515 Connecticut Avenue Securities Trust 2022-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 3.51%,
3/25/42 (a)(b) 1,064
2,150,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.150%), 4.15%, 5/15/36 (a)(b) 2,088
2,720,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 4.65%, 5/15/36 (a)(b) 2,593
1,736,149 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. LIBOR USD + 2.000%), 3.87%, 5/15/35 (a)
(b) 1,669
3,106,793 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. LIBOR USD + 2.500%), 4.37%, 5/15/35 (a)
(b) 2,959

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,882,261 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 2.850%), 4.85%,
7/15/38 (a)(b) $ 2,769
2,385,320 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 3.700%), 5.70%,
7/15/38 (a)(b) 2,352
1,500,000 Fannie Mae Connecticut Avenue Securities 2018-
C01, (1 mo. LIBOR USD + 3.550%), 5.81%,
7/25/30 (b) 1,527
2,064,748 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 2.000%), 4.26%,
3/25/31 (b) 2,064
2,469,472 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 2.100%), 4.36%,
3/25/31 (b) 2,459
2,100,000 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 3.750%), 6.01%,
3/25/31 (b) 2,110
1,400,000 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 4.100%), 6.36%,
3/25/31 (b) 1,401
6,383,036 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 4.11%, 9/25/49 (a)(b) 6,349
2,900,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 3.000%), 5.26%, 9/25/49 (a)(b) 2,720
3,500,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.250%), 3.76%,
8/25/33 (a)(b) 3,277
1,126,892 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 2.26%,
10/25/33 (a)(b) 1,112
1,875,000 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 3.61%,
10/25/33 (a)(b) 1,788
2,380,513 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 3.16%,
1/25/34 (a)(b) 2,338
2,227,663 Freddie Mac STACR REMIC Trust 2022-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 3.51%,
4/25/42 (a)(b) 2,218
767,412 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 3.96%,
1/25/50 (a)(b) 761
732,867 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 4.16%,
1/25/50 (a)(b) 726
1,400,000 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 2.300%), 4.56%,
1/25/50 (a)(b) 1,291
4,546,744 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 4.11%,
2/25/50 (a)(b) 4,522
1,700,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 2.500%), 4.76%,
2/25/50 (a)(b) 1,560
2,701,577 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 3.100%), 5.36%,
3/25/50 (a)(b) 2,708
Principal
or Shares Security Description
Value
(000)
1,000,000 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 4.100%), 6.36%,
3/25/50 (a)(b) $ 964
118,427 Freddie Mac STACR REMIC Trust 2020-HQA4
144A, (1 mo. LIBOR USD + 3.150%), 5.41%,
9/25/50 (a)(b) 119
940,605 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 4.31%,
10/25/50 (a)(b) 942
1,100,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.800%), 6.31%,
10/25/50 (a)(b) 1,129
2,786,015 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 3.31%,
1/25/51 (a)(b) 2,725
1,222,373 Freddie Mac STACR Trust 2019-FTR2 144A,
(1 mo. LIBOR USD + 0.950%), 3.21%,
11/25/48 (a)(b) 1,203
1,350,000 Freddie Mac STACR Trust 2019-DNA2 144A,
(1 mo. LIBOR USD + 4.350%), 6.61%,
3/25/49 (a)(b) 1,381
1,550,000 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 4.100%), 6.36%,
4/25/49 (a)(b) 1,554
1,243,537 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 13.51%, 10/25/29 (b) 1,288
9,633,045 Freddie Mac Structured Agency Credit Risk
Debt Notes 2018-HQA1, (1 mo. LIBOR USD +
2.300%), 4.56%, 9/25/30 (b) 9,672
2,900,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2022-HQA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.650%), 4.17%, 7/25/42 (a)(b) 2,909
877,021 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
2.450%), 4.71%, 12/25/42 (b) 877
1,950,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 6.86%, 12/25/42 (b) 1,966
1,300,000 Frost CMBS DAC 2021-1A 144A, (Sterling
Overnight Index Average + 2.900%), 3.53%,
11/22/26 GBP (a)(b)(c) 1,493
3,772,000 HONO Mortgage Trust 2021-LULU 144A,
(1 mo. LIBOR USD + 4.400%), 6.40%,
10/15/36 (a)(b) 3,568
300,000 InTown Hotel Portfolio Trust 2018-STAY
144A, (1 mo. LIBOR USD + 3.500%), 5.50%,
1/15/33 (a)(b) 295
752 JP Morgan Mortgage Trust 2014-IVR3 144A,
2.27%, 9/25/44 (a)(b)(h) 1
152,974 JP Morgan Mortgage Trust 2017-5 144A,
3.04%, 10/26/48 (a)(b)(h) 150
750,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 1.250%), 3.25%,
12/15/37 (a)(b) 714
1,312,500 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 1.550%), 3.55%,
12/15/37 (a)(b) 1,240

Principal
or Shares Security Description
Value
(000)
2,250,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 2.050%), 4.05%,
12/15/37 (a)(b) $ 2,087
4,135,927 LCCM 2017-LC26 144A, 1.52%, 7/12/50 (a)(h) 234
2,752,316 Life Mortgage Trust 2021-BMR 144A, (1 mo.
LIBOR USD + 2.350%), 4.35%, 3/15/38 (a)(b) 2,578
2,000,000 Med Trust 2021-MDLN 144A, (1 mo. LIBOR
USD + 5.250%), 7.25%, 11/15/38 (a)(b) 1,884
1,308,279 MF1 Ltd. 2020-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.964%), 4.92%,
7/15/35 (a)(b) 1,307
1,352,500 Motel Trust 2021-MTL6 144A, (1 mo. LIBOR
USD + 4.700%), 6.70%, 9/15/38 (a)(b) 1,342
2,296,986 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 3.250%),
5.51%, 10/15/49 (a)(b) 2,155
3,900,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 1.500%), 3.50%, 3/15/36 (a)(b) 3,630
1,600,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 1.750%), 3.75%, 3/15/36 (a)(b) 1,478
909,209 Radnor RE Ltd. 2021-1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 3.16%, 12/27/33 (a)(b) 903
3,400,000 RIAL Issuer Ltd. 2022-FL8 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
5.41%, 1/19/37 (a)(b) 3,343
1,543,345 SMR Mortgage Trust 2022-IND 144A, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 6.96%, 2/15/39 (a)(b) 1,468
1,096,159 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 3.91%, 4/25/43 (a)(b) 1,096
3,350,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 6.01%, 4/25/43 (a)(b) 3,350
34,542 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 3.51%, 2/25/47 (a)(b) 35
6,500,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 4.66%, 2/25/47 (a)(b) 6,452
2,650,000 TPGI Trust 2021-DGWD 144A, (1 mo. LIBOR
USD + 2.350%), 4.35%, 6/15/26 (a)(b) 2,459
1,096,510 TTAN 2021-MHC 144A, (1 mo. LIBOR USD +
2.400%), 4.40%, 3/15/38 (a)(b) 1,026
1,200,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 0.875%),
2.87%, 12/15/34 (a)(b) 1,189
450,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 1.775%),
3.77%, 12/15/34 (a)(b) 444
Principal
or Shares Security Description
Value
(000)
6,555,798 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.93%, 8/15/51 (h) $ 218
Total Mortgage Backed (Cost - $258,019)
249,029
U.S. Treasury (3%
)
28,000,000 U.S. Cash Management Bill, 1.53%, 8/09/22 (e)
(Cost - $27,990) 27,987
Stocks (1%)
Common Stock (0%
)
85 United Auto Credit Securitization Trust 2022-2
(Cost - $1,551)
1,551
Preferred Stock (1%
)
110 Flagship Credit Auto Trust,  0.00% 3,829
100 Santander Consumer Auto Receivables Trust
2021-C,  0.00% 1,537
5,366
Total Stocks (Cost - $8,206) 6,917
Investment Company (0%
)
1,587,234 Payden Cash Reserves Money Market Fund *
(Cost - $1,587)
1,587
Purchase Options  (0%
)
Total Purchase Options (Cost - $359) 143
Total Investments (Cost - $974,365) (99%)
921,419
Other Assets, net of Liabilities (1%)
11,518
Net Assets (100%) $ 932,937
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
(g) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $583 and the total market value of the collateral held by the Fund is $595. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S & P 500 Index 14 $ 5,782 $ 3525 11/18/2022 $ 65 Put
S & P 500 Index 31 12,804 3600 09/30/2022 78 Put
Total Purchase Options
$143

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 12,777
USD  2,323 Citibank, N.A. 10/28/2022 $ 86
COP 5,698,000
USD  1,258 BNP PARIBAS 10/28/2022 49
MYR 20,774
USD  4,655 Barclays Bank PLC 10/28/2022 22
USD 2,344
EUR  2,285 BNP PARIBAS 09/15/2022 1
USD 84,053
EUR  76,220 Citibank, N.A. 09/15/2022 5,891
USD 3,358
CAD  4,300 HSBC Bank USA, N.A. 09/15/2022 1
USD 7,106
GBP  5,442 HSBC Bank USA, N.A. 09/15/2022 472
ZAR 14,130
USD  828 Citibank, N.A. 10/28/2022 14
6,536
Liabilities:
EUR 23,329 USD  25,261 Citibank, N.A. 09/15/2022 (1,338)
GBP 1,397 USD  1,760 HSBC Bank USA, N.A. 09/15/2022 (56)
USD 2,121 ZAR  36,580 Citibank, N.A. 10/20/2022 (61)
USD 1,015 EUR  992 State Street Bank & Trust Co. 09/15/2022 (2)
(1,457)
Net Unrealized Appreciation (Depreciation)
$5,079
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 83 Sep-22 $ 10,847 $ 148 $ 148
U.S. Treasury 2-Year Note Future 581 Sep-22 122,278 141 141
U.S. Ultra Bond Future 44 Sep-22 6,966 89 89
a a

Short Contracts:
Euro-Bund Future 23 Sep-22 (3,706) (294) (294)
Euro-Schatz Future 661 Sep-22 (74,404) (248) (248)
U.S. 10-Year Ultra Future 213 Sep-22 (27,956) (649) (649)
U.S. Treasury 10-Year Note Future 319 Sep-22 (38,644) (718) (718)
U.S. Treasury 5-Year Note Future 1,292 Sep-22 (146,935) (982) (982)
a a
(2,891)
Total Futures
$(2,513)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year SOFR Swap, Receive Fixed 1.517% Annually, Pay
Variable 1.53% (SOFRRATE) Annually 03/03/2032 $ 21,639 $(1,600) $– $(1,600)
10-Year SOFR Swap, Receive Fixed 1.615% Annually, Pay
Variable 1.53% (SOFRRATE) Annually 03/04/2032 10,823 (705) – (705)
$(2,305) $– $(2,305)